Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2019
Segment information and information by geographical area
Schedule of information by segment

Information by segment is as follows:

			Refining &	Corporate	Adjustments
	Exploration &	Gas &	Marketing	and Other	of intragroup
(€ million)	Production	Power	and Chemical	activities	profits	Total
2019
Sales from operations including intersegment sales	23,572	50,015	23,334	1,681
Less: intersegment sales	(13,073)	(11,855)	(2,317)	(1,476)
Sales from operations	10,499	38,160	21,017	205		69,881
Operating profit	7,417	699	(854)	(710)	(120)	6,432
Net provisions for contingencies	97	232	273	307	(51)	858
Depreciation and amortization	(7,060)	(447)	(485)	(146)	32	(8,106)
Impairments of tangible and intangible assets and right-of-use assets	(1,347)	(83)	(1,127)	(13)		(2,570)
Reversals of tangible and intangible assets	130	46	205	1		382
Write-off of tangible and intangible assets	(292)	(1)	(6)	(1)		(300)
Share of profit (loss) of equity-accounted investments	7	(11)	(63)	(21)		(88)
Identifiable assets (a)	68,915	9,176	12,336	1,860	(492)	91,795
Unallocated assets (b)						31,645
Equity-accounted investments	4,108	487	3,107	1,333		9,035
Identifiable liabilities (c)	20,164	7,852	4,599	3,927	(141)	36,401
Unallocated liabilities (d)						39,139
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	6,996	230	933	231	(14)	8,376
2018
Sales from operations including intersegment sales	25,744	55,690	25,216	1,589
Less: intersegment sales	(15,801)	(12,581)	(2,622)	(1,413)
Sales from operations	9,943	43,109	22,594	176		75,822
Operating profit	10,214	629	(380)	(691)	211	9,983
Net provisions for contingencies	235	53	274	579	(21)	1,120
Depreciation and amortization	(6,152)	(408)	(399)	(59)	30	(6,988)
Impairments of tangible and intangible assets	(1,025)	(56)	(193)	(18)		(1,292)
Reversals of tangible and intangible assets	299	127				426
Write-off of tangible and intangible assets	(97)	(1)	(2)			(100)
Share of profit (loss) of equity-accounted investments	158	9	(67)	(168)		(68)
Identifiable assets (a)	63,051	9,989	11,692	1,171	(420)	85,483
Unallocated assets (b)						32,890
Equity-accounted investments	4,972	494	275	1,303		7,044
Identifiable liabilities (c)	18,110	8,314	4,319	4,072	(275)	34,540
Unallocated liabilities (d)						32,760
Capital expenditure in tangible and intangible assets	7,901	215	877	143	(17)	9,119
2017
Sales from operations including intersegment sales	19,525	50,623	22,107	1,462
Less: intersegment sales	(12,394)	(10,777)	(2,336)	(1,291)
Sales from operations	7,131	39,846	19,771	171		66,919
Operating profit	7,651	75	981	(668)	(27)	8,012
Net provisions for contingencies	479	(20)	182	245		886
Depreciation and amortization	(6,747)	(345)	(360)	(60)	29	(7,483)
Impairments of tangible and intangible assets	(650)	(56)	(131)	(25)		(862)
Reversals of tangible and intangible assets	808	202	77			1,087
Write-off of tangible and intangible assets	(260)	(2)	(1)			(263)
Share of profit (loss) of equity-accounted investments	(99)	(10)	(57)	(101)		(267)
Identifiable assets (a)	66,661	11,058	11,599	1,108	(610)	89,816
Unallocated assets (b)						25,112
Equity-accounted investments	1,234	509	321	1,447		3,511
Identifiable liabilities (c)	17,273	8,851	4,005	4,053	(306)	33,876
Unallocated liabilities (d)						32,973
Capital expenditure in tangible and intangible assets	7,739	142	729	87	(16)	8,681
(a)	Include assets directly associated with the generation of operating profit.
(b)	Include assets not directly associated with the generation of operating profit.
(c)	Include liabilities directly associated with the generation of operating profit.
(d)	Include liabilities not directly associated with the generation of operating profit.

I

Schedule of information by geographical area

Identifiable assets and investments by geographical area of origin

		Other
		European	Rest of				Other
(€ million)	Italy	Union	Europe	Americas	Asia	Africa	areas	Total
2019
Identifiable assets(a)	19,346	7,237	1,151	5,230	17,898	40,021	912	91,795
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,402	306	9	1,017	1,685	3,902	55	8,376
2018
Identifiable assets(a)	18,646	7,086	1,031	4,546	16,910	36,155	1,109	85,483
Capital expenditure in tangible and intangible assets	1,424	267	538	534	1,782	4,533	41	9,119
2017
Identifiable assets(a)	18,449	7,706	6,160	4,406	16,527	35,385	1,183	89,816
Capital expenditure in tangible and intangible assets	1,090	316	387	278	898	5,699	13	8,681

(a)    Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography

Sales from operations by geographical area of destination

(€ million)	2019	2018	2017
Italy	23,312	25,279	21,925
Other European Union	18,567	20,408	19,791
Rest of Europe	6,931	7,052	5,911
Americas	3,842	5,051	5,154
Asia	8,102	9,585	7,523
Africa	8,998	8,246	6,428
Other areas	129	201	187
	69,881	75,822	66,919